Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($)		Mar. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Payables and Accruals [Abstract]
L&F milestone payment liability		$ 500,000		$ 1,500,000		$ 1,500,000
L&F Note			[1]	(351,579)	[1]	(351,579)
L&F, net		500,000		1,148,421		1,148,421
Payroll accrual		291,552		584,226
Other accrued expenses		51,968		214,229
Federal income tax payable		106,683		106,683
Bonus accrual		764,590
Registration delay liability	[2]	398,019
Accrued interest						748,767
Deferred rent						16,913
Total accrued expenses and other current liabilities		$ 2,112,812		$ 2,053,559		$ 1,914,101

[1]	See Note 7 – Commitments and Contingencies for details of the forgiveness of the L&F Note.
[2]	See Note 8 – Stockholders’ Permanent and Temporary Equity for details of the registration delay liability.